Assets pledged and collateral (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Assets pledged and collateral
Total assets pledged or assigned as collateral	SFr 117,895	SFr 130,038
of which encumbered	58,672	73,189
Fair value of collateral received with the right to sell or repledge	406,389	433,190
of which sold or repledged	193,267	212,155
Other information
Cash and securities restricted under foreign banking regulations	25,139	26,969
Swiss National Bank required minimum liquidity reserves	2,042	2,043
Bank
Assets pledged and collateral
Total assets pledged or assigned as collateral	117,895	130,038
of which encumbered	58,672	73,189
Fair value of collateral received with the right to sell or repledge	406,389	433,190
of which sold or repledged	193,267	212,155
Other information
Cash and securities restricted under foreign banking regulations	24,681	26,928
Swiss National Bank required minimum liquidity reserves	SFr 2,042	SFr 2,043